Property, Plant and Equipment, Net, and Investment Property, Net - Investment Property, Net (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Investment Property, Net
Operating lease agreements, Average renewal period		5 years
Depreciation of the period		$ 17,579,713	$ 17,730,550
Investment property at end of period		2,873,165
Net lease income from investment property, net of direct operating expenses		311,343
At fair value
Investment Property, Net
Investment property at end of period		8,837,686
Cost
Investment Property, Net
Reclassification from property, plant and equipment in the first quarter of 2022		3,867,138
Investment property at end of period		3,867,138
Accumulated depreciation
Investment Property, Net
Reclassification from property, plant and equipment in the first quarter of 2022		(910,264)
Depreciation of the period		(83,709)
Investment property at end of period		$ (993,973)
Minimum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	7 years
Maximum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	19 years